S000033328 [Member] Investment Objectives and Goals - Columbia Commodity Strategy Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Commodity Strategy Fund (the Fund) seeks to provide shareholders with total return.